PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 6,957	$ 3,907
Less accumulated depreciation	2,726	1,625
Depreciated cost	4,231	2,282
Depreciation	1,229	871	592
Capital loss on disposal of property, plant and equipment assets			127
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,230	2,219
Computers, peripheral equipment and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,245	1,424
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 482	$ 264